Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 3,562,602	$ 5,241,197